INVENTORIES, NET (Details) - USD ($) $ in Thousands	Jun. 30, 2017	Dec. 31, 2016
Raw materials, parts and supplies	$ 2,581	$ 1,758
Finished products	3,609	4,207
Inventory, Net	6,190	5,965
Valuation adjustment for slow inventory	$ 218	$ 218